Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Common stocks: 59.94%
Communication services: 6.55%
Diversified telecommunication services: 0.84%
AT&T Incorporated	10,125	$ 306,484
Lumen Technologies Incorporated	1,400	18,690
Verizon Communications Incorporated	5,863	340,933
		666,107
Entertainment: 1.27%
Activision Blizzard Incorporated	1,102	102,486
Electronic Arts Incorporated	407	55,096
Live Nation Entertainment Incorporated †	204	17,269
Netflix Incorporated †	630	328,646
Take-Two Interactive Software Incorporated †	163	28,802
The Walt Disney Company †	2,573	474,770
		1,007,069
Interactive media & services: 3.52%
Alphabet Incorporated Class A †	425	876,571
Alphabet Incorporated Class C †	408	844,001
Facebook Incorporated Class A †	3,385	996,984
Twitter Incorporated †	1,128	71,775
		2,789,331
Media: 0.79%
Charter Communications Incorporated Class A †	200	123,404
Comcast Corporation Class A	6,474	350,308
Discovery Incorporated Class A †	225	9,779
Discovery Incorporated Class C †	408	15,051
DISH Network Corporation Class A †	351	12,706
Fox Corporation Class A	470	16,972
Fox Corporation Class B	216	7,545
Interpublic Group of Companies Incorporated	555	16,206
News Corporation Class A	553	14,063
News Corporation Class B	172	4,035
Omnicom Group Incorporated	304	22,542
ViacomCBS Incorporated Class B	827	37,298
		629,909
Wireless telecommunication services: 0.13%
T-Mobile US Incorporated †	827	103,615
Consumer discretionary: 7.50%
Auto components: 0.09%
Aptiv plc †	383	52,816
BorgWarner Incorporated	339	15,716
		68,532
Automobiles: 1.16%
Ford Motor Company †	5,567	68,196
General Motors Company †	1,813	104,175
Tesla Motors Incorporated †	1,118	746,746
		919,117
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Distributors: 0.07%
Genuine Parts Company	204	$ 23,580
LKQ Corporation †	398	16,847
Pool Corporation	57	19,679
		60,106
Hotels, restaurants & leisure: 1.30%
Booking Holdings Incorporated †	58	135,131
Caesars Entertainment Incorporated †	298	26,060
Carnival Corporation †	1,138	30,203
Chipotle Mexican Grill Incorporated †	40	56,833
Darden Restaurants Incorporated	184	26,128
Domino's Pizza Incorporated	55	20,228
Expedia Group Incorporated	195	33,563
Hilton Worldwide Holdings Incorporated †	393	47,522
Las Vegas Sands Corporation	464	28,193
Marriott International Incorporated Class A †	377	55,837
McDonald's Corporation	1,053	236,019
MGM Resorts International	584	22,186
Norwegian Cruise Line Holdings Limited †	518	14,292
Penn National Gaming Incorporated †	214	22,436
Royal Caribbean Cruises Limited †	311	26,625
Starbucks Corporation	1,671	182,590
Wynn Resorts Limited †	148	18,555
Yum! Brands Incorporated	422	45,652
		1,028,053
Household durables: 0.26%
D.R. Horton Incorporated	470	41,886
Garmin Limited	210	27,689
Leggett & Platt Incorporated	188	8,582
Lennar Corporation Class A	390	39,480
Mohawk Industries Incorporated †	84	16,154
Newell Rubbermaid Incorporated	535	14,327
NVR Incorporated †	4	18,844
PulteGroup Incorporated	379	19,875
Whirlpool Corporation	89	19,611
		206,448
Internet & direct marketing retail: 2.48%
Amazon.com Incorporated †	606	1,875,012
eBay Incorporated	918	56,218
Etsy Incorporated †	178	35,897
		1,967,127
Leisure products: 0.02%
Hasbro Incorporated	179	17,205
Multiline retail: 0.31%
Dollar General Corporation	344	69,701
Dollar Tree Incorporated †	333	38,115
Target Corporation	708	140,234
		248,050
Specialty retail: 1.39%
Advance Auto Parts Incorporated	92	16,881
See accompanying notes to portfolio of investments

2  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Specialty retail (continued)
AutoZone Incorporated †	32	$ 44,938
Best Buy Company Incorporated	327	37,543
CarMax Incorporated †	229	30,379
L Brands Incorporated †	334	20,661
Lowe's Companies Incorporated	1,036	197,026
O'Reilly Automotive Incorporated †	99	50,218
Ross Stores Incorporated	504	60,435
The Gap Incorporated	293	8,726
The Home Depot Incorporated	1,529	466,727
The TJX Companies Incorporated	1,706	112,852
Tractor Supply Company	163	28,864
Ulta Beauty Incorporated †	80	24,734
		1,099,984
Textiles, apparel & luxury goods: 0.42%
HanesBrands Incorporated	493	9,697
Nike Incorporated Class B	1,806	239,999
PVH Corporation	100	10,570
Ralph Lauren Corporation	68	8,375
Tapestry Incorporated †	398	16,402
Under Armour Incorporated Class A †	267	5,917
Under Armour Incorporated Class C †	276	5,095
VF Corporation	456	36,444
		332,499
Consumer staples: 3.67%
Beverages: 0.88%
Brown-Forman Corporation Class B	258	17,794
Constellation Brands Incorporated Class A	239	54,492
Molson Coors Brewing Company Class B	265	13,555
Monster Beverage Corporation †	522	47,549
PepsiCo Incorporated	1,946	275,262
The Coca-Cola Company	5,482	288,956
		697,608
Food & staples retailing: 0.80%
Costco Wholesale Corporation	625	220,300
Sysco Corporation	720	56,693
The Kroger Company	1,079	38,833
Walgreens Boots Alliance Incorporated	1,014	55,669
Walmart Incorporated	1,953	265,276
		636,771
Food products: 0.58%
Archer Daniels Midland Company	789	44,973
Campbell Soup Company	285	14,327
ConAgra Foods Incorporated	686	25,794
General Mills Incorporated	858	52,613
Hormel Foods Corporation	395	18,873
Kellogg Company	356	22,535
Lamb Weston Holdings Incorporated	206	15,961
McCormick & Company Incorporated	341	30,404
Mondelez International Incorporated Class A	1,985	116,182
The Hershey Company	206	32,581
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Food products (continued)
The J.M. Smucker Company	153	$ 19,359
The Kraft Heinz Company	906	36,240
Tyson Foods Incorporated Class A	415	30,835
		460,677
Household products: 0.88%
Church & Dwight Company Incorporated	346	30,223
Colgate-Palmolive Company	1,199	94,517
Kimberly-Clark Corporation	476	66,188
The Clorox Company	176	33,947
The Procter & Gamble Company	3,475	470,619
		695,494
Personal products: 0.12%
The Estee Lauder Companies Incorporated Class A	325	94,526
Tobacco: 0.41%
Altria Group Incorporated	2,615	133,783
Philip Morris International Incorporated	2,193	194,607
		328,390
Energy: 1.68%
Energy equipment & services: 0.14%
Baker Hughes Incorporated	1,024	22,129
Halliburton Company	1,258	26,997
NOV Incorporated	546	7,491
Schlumberger Limited	1,966	53,456
		110,073
Oil, gas & consumable fuels: 1.54%
APA Corporation	540	9,666
Cabot Oil & Gas Corporation	564	10,592
Chevron Corporation	2,719	284,924
ConocoPhillips	1,913	101,332
Devon Energy Corporation	844	18,441
Diamondback Energy Incorporated	255	18,740
EOG Resources Incorporated	827	59,982
Exxon Mobil Corporation	5,969	333,249
Hess Corporation	385	27,243
HollyFrontier Corporation	210	7,514
Kinder Morgan Incorporated	2,751	45,804
Marathon Oil Corporation	1,122	11,983
Marathon Petroleum Corporation	919	49,157
Occidental Petroleum Corporation	1,186	31,571
ONEOK Incorporated	630	31,916
Phillips 66	616	50,229
Pioneer Natural Resources Company	291	46,217
The Williams Companies Incorporated	1,716	40,652
Valero Energy Corporation	576	41,242
		1,220,454
Financials: 6.78%
Banks: 2.68%
Bank of America Corporation	10,712	414,447
See accompanying notes to portfolio of investments

4  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Banks (continued)
Citigroup Incorporated	2,958	$ 215,195
Citizens Financial Group Incorporated	602	26,578
Comerica Incorporated	197	14,133
Fifth Third Bancorp	1,008	37,750
First Republic Bank	248	41,354
Huntington Bancshares Incorporated	1,440	22,637
JPMorgan Chase & Company	4,309	655,959
KeyCorp	1,375	27,473
M&T Bank Corporation	181	27,441
People's United Financial Incorporated	602	10,776
PNC Financial Services Group Incorporated	599	105,071
Regions Financial Corporation	1,360	28,098
SVB Financial Group †	77	38,012
Truist Financial Corporation	1,913	111,566
US Bancorp	1,935	107,025
Wells Fargo & Company ♠	5,863	229,068
Zions Bancorporation	233	12,806
		2,125,389
Capital markets: 1.73%
Ameriprise Financial Incorporated	165	38,354
Bank of New York Mellon Corporation	1,140	53,911
BlackRock Incorporated	200	150,792
Cboe Global Markets Incorporated	150	14,804
CME Group Incorporated	506	103,340
Franklin Resources Incorporated	384	11,366
Intercontinental Exchange Incorporated	791	88,339
Invesco Limited	533	13,442
MarketAxess Holdings Incorporated	53	26,390
Moody's Corporation	227	67,784
Morgan Stanley	2,118	164,484
MSCI Incorporated	117	49,056
Northern Trust Corporation	294	30,902
Raymond James Financial Incorporated	172	21,080
S&P Global Incorporated	339	119,623
State Street Corporation	497	41,753
T. Rowe Price Group Incorporated	320	54,912
The Charles Schwab Corporation	2,120	138,182
The Goldman Sachs Group Incorporated	487	159,249
The NASDAQ Incorporated	162	23,889
		1,371,652
Consumer finance: 0.36%
American Express Company	922	130,408
Capital One Financial Corporation	652	82,954
Discover Financial Services	434	41,226
Synchrony Financial	768	31,227
		285,815
Diversified financial services: 0.87%
Berkshire Hathaway Incorporated Class B †	2,694	688,236
Insurance: 1.14%
AFLAC Incorporated	906	46,369
American International Group Incorporated	1,225	56,607
Aon plc Class A	318	73,175
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  5

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Insurance (continued)
Arthur J. Gallagher & Company	273	$ 34,062
Assurant Incorporated	82	11,625
Chubb Limited	635	100,311
Cincinnati Financial Corporation	211	21,752
Everest Reinsurance Group Limited	56	13,877
Globe Life Incorporated	133	12,852
Lincoln National Corporation	255	15,879
Loews Corporation	321	16,461
Marsh & McLennan Companies Incorporated	718	87,452
MetLife Incorporated	1,064	64,681
Principal Financial Group Incorporated	358	21,466
Progressive Corporation	829	79,261
Prudential Financial Incorporated	561	51,107
The Allstate Corporation	427	49,062
The Hartford Financial Services Group Incorporated	513	34,263
The Travelers Companies Incorporated	356	53,542
UnumProvident Corporation	289	8,043
W.R. Berkley Corporation	198	14,919
Willis Towers Watson plc	181	41,427
		908,193
Health care: 7.78%
Biotechnology: 1.09%
AbbVie Incorporated	2,500	270,550
Alexion Pharmaceuticals Incorporated †	309	47,249
Amgen Incorporated	814	202,531
Biogen Incorporated †	215	60,146
Gilead Sciences Incorporated	1,774	114,654
Incyte Corporation †	264	21,455
Regeneron Pharmaceuticals Incorporated †	148	70,025
Vertex Pharmaceuticals Incorporated †	366	78,650
		865,260
Health care equipment & supplies: 2.17%
Abbott Laboratories	2,500	299,600
ABIOMED Incorporated †	64	20,399
Align Technology Incorporated †	102	55,236
Baxter International Incorporated	714	60,219
Becton Dickinson & Company	410	99,692
Boston Scientific Corporation †	2,008	77,609
Danaher Corporation	894	201,222
Dentsply Sirona Incorporated	311	19,845
DexCom Incorporated †	136	48,877
Edwards Lifesciences Corporation †	885	74,021
Hologic Incorporated †	364	27,074
IDEXX Laboratories Incorporated †	121	59,207
Intuitive Surgical Incorporated †	168	124,142
Medtronic plc	1,906	225,156
ResMed Incorporated	206	39,968
STERIS plc	120	22,858
Stryker Corporation	462	112,534
Teleflex Incorporated	66	27,420
The Cooper Companies Incorporated	70	26,886
Varian Medical Systems Incorporated †	129	22,772
See accompanying notes to portfolio of investments

6  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
West Pharmaceutical Services Incorporated	105	$ 29,587
Zimmer Biomet Holdings Incorporated	295	47,224
		1,721,548
Health care providers & services: 1.60%
AmerisourceBergen Corporation	207	24,440
Anthem Incorporated	345	123,838
Cardinal Health Incorporated	414	25,151
Centene Corporation †	820	52,406
Cigna Corporation	497	120,145
CVS Health Corporation	1,853	139,401
DaVita HealthCare Partners Incorporated †	102	10,993
HCA Healthcare Incorporated	375	70,628
Henry Schein Incorporated †	201	13,917
Humana Incorporated	182	76,304
Laboratory Corporation of America Holdings †	139	35,449
McKesson Corporation	223	43,494
Quest Diagnostics Incorporated	189	24,256
UnitedHealth Group Incorporated	1,332	495,597
Universal Health Services Incorporated Class B	110	14,673
		1,270,692
Health care technology: 0.04%
Cerner Corporation	432	31,052
Life sciences tools & services: 0.68%
Agilent Technologies Incorporated	430	54,670
Bio-Rad Laboratories Incorporated Class A †	31	17,706
Illumina Incorporated †	197	75,660
IQVIA Holdings Incorporated †	269	51,955
Mettler-Toledo International Incorporated †	33	38,138
PerkinElmer Incorporated	158	20,270
Thermo Fisher Scientific Incorporated	555	253,291
Waters Corporation †	87	24,723
		536,413
Pharmaceuticals: 2.20%
Bristol-Myers Squibb Company	3,163	199,680
Catalent Incorporated †	241	25,380
Eli Lilly & Company	1,123	209,799
Johnson & Johnson	3,718	611,053
Merck & Company Incorporated	3,569	275,134
Perrigo Company plc	187	7,568
Pfizer Incorporated	7,878	285,420
Viatris Incorporated †	1,714	23,945
Zoetis Incorporated	671	105,669
		1,743,648
Industrials: 5.31%
Aerospace & defense: 1.00%
General Dynamics Corporation	326	59,189
Howmet Aerospace Incorporated	552	17,736
Huntington Ingalls Industries Incorporated	57	11,733
L3Harris Technologies Incorporated	290	58,777
Lockheed Martin Corporation	348	128,586
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  7

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Northrop Grumman Corporation	219	$ 70,877
Raytheon Technologies Corporation	2,145	165,744
Teledyne Technologies Incorporated †	52	21,510
Textron Incorporated	322	18,058
The Boeing Company †	777	197,917
TransDigm Group Incorporated †	78	45,858
		795,985
Air freight & logistics: 0.40%
C.H. Robinson Worldwide Incorporated	188	17,941
Expeditors International of Washington Incorporated	238	25,630
FedEx Corporation	345	97,994
United Parcel Service Incorporated Class B	1,016	172,710
		314,275
Airlines: 0.20%
Alaska Air Group Incorporated †	175	12,112
American Airlines Group Incorporated †	917	21,916
Delta Air Lines Incorporated †	909	43,887
Southwest Airlines Company †	836	51,046
United Airlines Holdings Incorporated †	453	26,066
		155,027
Building products: 0.30%
A.O. Smith Corporation	190	12,846
Allegion plc	127	15,954
Carrier Global Corporation	1,153	48,680
Fortune Brands Home & Security Incorporated	197	18,877
Johnson Controls International plc	1,019	60,804
Masco Corporation	363	21,744
Trane Technologies plc	337	55,794
		234,699
Commercial services & supplies: 0.23%
Cintas Corporation	125	42,664
Copart Incorporated †	294	31,931
Republic Services Incorporated	296	29,408
Rollins Incorporated	312	10,739
Waste Management Incorporated	549	70,832
		185,574
Construction & engineering: 0.02%
Quanta Services Incorporated	196	17,244
Electrical equipment: 0.34%
AMETEK Incorporated	324	41,385
Eaton Corporation plc	562	77,713
Emerson Electric Company	847	76,416
Generac Holdings Incorporated †	89	29,143
Rockwell Automation Incorporated	163	43,267
		267,924
Industrial conglomerates: 0.75%
3M Company	817	157,420
General Electric Company	12,476	163,810
See accompanying notes to portfolio of investments

8  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Industrial conglomerates (continued)
Honeywell International Incorporated	983	$ 213,380
Roper Technologies Incorporated	148	59,694
		594,304
Machinery: 1.09%
Caterpillar Incorporated	771	178,772
Cummins Incorporated	209	54,154
Deere & Company	445	166,492
Dover Corporation	203	27,837
Fortive Corporation	477	33,695
IDEX Corporation	107	22,397
Illinois Tool Works Incorporated	407	90,159
Ingersoll Rand Incorporated †	526	25,884
Otis Worldwide Corporation	576	39,427
PACCAR Incorporated	490	45,531
Parker-Hannifin Corporation	182	57,408
Pentair plc	234	14,583
Snap-on Incorporated	76	17,536
Stanley Black & Decker Incorporated	226	45,125
Wabtec Corporation	251	19,869
Xylem Incorporated	255	26,821
		865,690
Professional services: 0.24%
Equifax Incorporated	172	31,154
IHS Markit Limited	524	50,713
Jacobs Engineering Group Incorporated	183	23,656
Leidos Holdings Incorporated	188	18,101
Nielsen Holdings plc	507	12,751
Robert Half International Incorporated	160	12,491
Verisk Analytics Incorporated	229	40,462
		189,328
Road & rail: 0.62%
CSX Corporation	1,076	103,748
J.B. Hunt Transport Services Incorporated	118	19,832
Kansas City Southern	129	34,046
Norfolk Southern Corporation	355	95,325
Old Dominion Freight Line Incorporated	135	32,455
Union Pacific Corporation	945	208,287
		493,693
Trading companies & distributors: 0.12%
Fastenal Company	813	40,878
United Rentals Incorporated †	102	33,590
W.W. Grainger Incorporated	62	24,858
		99,326
Information technology: 15.98%
Communications equipment: 0.51%
Arista Networks Incorporated †	78	23,547
Cisco Systems Incorporated	5,981	309,278
F5 Networks Incorporated †	87	18,150
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  9

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Communications equipment (continued)
Juniper Networks Incorporated	464	$ 11,753
Motorola Solutions Incorporated	238	44,756
		407,484
Electronic equipment, instruments & components: 0.40%
Amphenol Corporation Class A	846	55,811
CDW Corporation of Delaware	200	33,150
Corning Incorporated	1,092	47,513
FLIR Systems Incorporated	185	10,447
IPG Photonics Corporation †	51	10,758
Keysight Technologies Incorporated †	262	37,571
TE Connectivity Limited	466	60,165
Trimble Incorporated †	353	27,460
Zebra Technologies Corporation Class A †	76	36,874
		319,749
IT services: 3.10%
Accenture plc Class A	896	247,520
Akamai Technologies Incorporated †	230	23,437
Automatic Data Processing Incorporated	602	113,459
Broadridge Financial Solutions Incorporated	163	24,955
Cognizant Technology Solutions Corporation Class A	753	58,824
DXC Technology Company	365	11,410
Fidelity National Information Services Incorporated	875	123,034
Fiserv Incorporated †	816	97,137
FleetCor Technologies Incorporated †	117	31,430
Gartner Incorporated †	125	22,819
Global Payments Incorporated	416	83,857
International Business Machines Corporation	1,263	168,307
Jack Henry & Associates Incorporated	106	16,082
MasterCard Incorporated Class A	1,236	440,078
Paychex Incorporated	453	44,403
PayPal Holdings Incorporated †	1,660	403,114
The Western Union Company	581	14,327
VeriSign Incorporated †	139	27,628
Visa Incorporated Class A	2,393	506,670
		2,458,491
Semiconductors & semiconductor equipment: 3.35%
Advanced Micro Devices Incorporated †	1,722	135,177
Analog Devices Incorporated	521	80,797
Applied Materials Incorporated	1,300	173,680
Broadcom Incorporated	578	267,995
Enphase Energy Incorporated †	186	30,162
Intel Corporation	5,760	368,640
KLA Corporation	219	72,358
Lam Research Corporation	203	120,834
Maxim Integrated Products Incorporated	379	34,629
Microchip Technology Incorporated	380	58,984
Micron Technology Incorporated †	1,585	139,813
Monolithic Power Systems Incorporated	61	21,546
NVIDIA Corporation	879	469,324
NXP Semiconductors NV	393	79,127
Qorvo Incorporated †	160	29,232
QUALCOMM Incorporated	1,607	213,072
See accompanying notes to portfolio of investments

10  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Skyworks Solutions Incorporated	233	$ 42,751
Teradyne Incorporated	236	28,716
Texas Instruments Incorporated	1,300	245,687
Xilinx Incorporated	347	42,993
		2,655,517
Software: 4.98%
Adobe Incorporated †	678	322,301
ANSYS Incorporated †	123	41,766
Autodesk Incorporated †	310	85,917
Cadence Design Systems Incorporated †	394	53,974
Citrix Systems Incorporated	174	24,423
Fortinet Incorporated †	190	35,040
Intuit Incorporated	387	148,244
Microsoft Corporation	10,662	2,513,780
NortonLifeLock Incorporated	820	17,433
Oracle Corporation	2,624	184,126
Paycom Software Incorporated †	70	25,904
Salesforce.com Incorporated †	1,300	275,431
ServiceNow Incorporated †	279	139,531
Synopsys Incorporated †	215	53,273
Tyler Technologies Incorporated †	57	24,198
		3,945,341
Technology hardware, storage & peripherals: 3.64%
Apple Incorporated	22,359	2,731,135
Hewlett Packard Enterprise Company	1,842	28,993
HP Incorporated	1,782	56,579
NetApp Incorporated	316	22,964
Seagate Technology plc	284	21,797
Western Digital Corporation	433	28,903
		2,890,371
Materials: 1.61%
Chemicals: 1.11%
Air Products & Chemicals Incorporated	311	87,497
Albemarle Corporation	164	23,962
Celanese Corporation Series A	160	23,970
CF Industries Holdings Incorporated	301	13,659
Corteva Incorporated	1,049	48,904
Dow Incorporated	1,056	67,521
DuPont de Nemours Incorporated	760	58,733
Eastman Chemical Company	191	21,033
Ecolab Incorporated	349	74,710
FMC Corporation	182	20,131
International Flavors & Fragrances Incorporated	350	48,864
Linde plc	738	206,743
LyondellBasell Industries NV Class A	364	37,874
PPG Industries Incorporated	333	50,037
The Mosaic Company	490	15,489
The Sherwin-Williams Company	114	84,133
		883,260
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  11

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Construction materials: 0.08%
Martin Marietta Materials Incorporated	88	$ 29,552
Vulcan Materials Company	186	31,388
		60,940
Containers & packaging: 0.21%
Amcor plc	2,211	25,824
Avery Dennison Corporation	117	21,487
Ball Corporation	463	39,235
International Paper Company	557	30,117
Packaging Corporation of America	133	17,886
Sealed Air Corporation	218	9,989
WestRock Company	373	19,415
		163,953
Metals & mining: 0.21%
Freeport-McMoRan Incorporated †	2,084	68,626
Newmont Corporation	1,125	67,804
Nucor Corporation	421	33,794
		170,224
Real estate: 1.48%
Equity REITs: 1.43%
Alexandria Real Estate Equities Incorporated	178	29,245
American Tower Corporation	626	149,652
AvalonBay Communities Incorporated	197	36,348
Boston Properties Incorporated	200	20,252
Crown Castle International Corporation	608	104,655
Digital Realty Trust Incorporated	396	55,773
Duke Realty Corporation	527	22,097
Equinix Incorporated	127	86,308
Equity Residential	485	34,741
Essex Property Trust Incorporated	92	25,009
Extra Space Storage Incorporated	186	24,654
Federal Realty Investment Trust	98	9,942
Healthpeak Properties Incorporated	761	24,154
Host Hotels & Resorts Incorporated	996	16,783
Iron Mountain Incorporated	408	15,100
Kimco Realty Corporation	612	11,475
Mid-America Apartment Communities Incorporated	161	23,242
Prologis Incorporated	1,047	110,982
Public Storage Incorporated	214	52,807
Realty Income Corporation	528	33,528
Regency Centers Corporation	223	12,646
SBA Communications Corporation	154	42,743
Simon Property Group Incorporated	464	52,789
UDR Incorporated	419	18,377
Ventas Incorporated	528	28,164
Vornado Realty Trust	221	10,031
Welltower Incorporated	588	42,118
Weyerhaeuser Company	1,057	37,629
		1,131,244
Real estate management & development: 0.05%
CBRE Group Incorporated Class A †	478	37,815
See accompanying notes to portfolio of investments

12  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Utilities: 1.60%
Electric utilities: 1.01%
Alliant Energy Corporation	353	$ 19,118
American Electric Power Company Incorporated	703	59,544
Duke Energy Corporation	1,087	104,928
Edison International	537	31,468
Entergy Corporation	284	28,249
Evergy Incorporated	320	19,050
Eversource Energy	485	41,996
Exelon Corporation	1,384	60,536
FirstEnergy Corporation	763	26,468
NextEra Energy Incorporated	2,774	209,742
NRG Energy Incorporated	344	12,979
Pinnacle West Capital Corporation	159	12,935
PPL Corporation	1,089	31,407
The Southern Company	1,495	92,929
Xcel Energy Incorporated	760	50,548
		801,897
Gas utilities: 0.02%
Atmos Energy Corporation	181	17,892
Independent power & renewable electricity producers: 0.03%
AES Corporation	953	25,550
Multi-utilities: 0.49%
Ameren Corporation	358	29,127
CenterPoint Energy Incorporated	785	17,780
CMS Energy Corporation	408	24,978
Consolidated Edison Incorporated	483	36,128
Dominion Energy Incorporated	1,138	86,442
DTE Energy Company	274	36,480
NiSource Incorporated	554	13,357
Public Service Enterprise Group Incorporated	716	43,110
Sempra Energy	427	56,612
WEC Energy Group Incorporated	445	41,648
		385,662
Water utilities: 0.05%
American Water Works Company Incorporated	255	38,230
Total Common stocks (Cost $21,827,385)		47,541,732

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 34.95%
U.S. Treasury Bond	1.13%	5-15-2040	$ 109,000	88,937
U.S. Treasury Bond	1.13	8-15-2040	145,000	117,903
U.S. Treasury Bond	1.25	5-15-2050	120,000	90,558
U.S. Treasury Bond	1.38	11-15-2040	87,000	74,004
U.S. Treasury Bond	1.38	8-15-2050	151,000	117,827
U.S. Treasury Bond	1.63	11-15-2050	87,000	72,495
U.S. Treasury Bond	2.00	2-15-2050	152,000	139,003
U.S. Treasury Bond	2.25	8-15-2046	106,000	102,866
U.S. Treasury Bond	2.25	8-15-2049	108,000	104,435
U.S. Treasury Bond	2.38	11-15-2049	127,000	126,172
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  13

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	2.50%	2-15-2045	$ 116,000	$ 118,420
U.S. Treasury Bond	2.50	2-15-2046	106,000	108,037
U.S. Treasury Bond	2.50	5-15-2046	105,000	107,002
U.S. Treasury Bond	2.75	8-15-2042	66,000	70,795
U.S. Treasury Bond	2.75	11-15-2042	78,000	83,588
U.S. Treasury Bond	2.75	8-15-2047	101,000	107,952
U.S. Treasury Bond	2.75	11-15-2047	100,000	106,918
U.S. Treasury Bond	2.88	5-15-2043	111,000	121,428
U.S. Treasury Bond	2.88	8-15-2045	115,000	125,566
U.S. Treasury Bond	2.88	11-15-2046	104,000	113,628
U.S. Treasury Bond	2.88	5-15-2049	140,000	153,738
U.S. Treasury Bond	3.00	5-15-2042	40,000	44,670
U.S. Treasury Bond	3.00	11-15-2044	114,000	127,092
U.S. Treasury Bond	3.00	5-15-2045	116,000	129,304
U.S. Treasury Bond	3.00	11-15-2045	115,000	128,369
U.S. Treasury Bond	3.00	2-15-2047	106,000	118,637
U.S. Treasury Bond	3.00	5-15-2047	104,000	116,407
U.S. Treasury Bond	3.00	2-15-2048	114,000	127,791
U.S. Treasury Bond	3.00	8-15-2048	121,000	135,785
U.S. Treasury Bond	3.00	2-15-2049	140,000	157,281
U.S. Treasury Bond	3.13	11-15-2041	37,000	42,138
U.S. Treasury Bond	3.13	2-15-2042	46,000	52,429
U.S. Treasury Bond	3.13	2-15-2043	79,000	89,884
U.S. Treasury Bond	3.13	8-15-2044	115,000	130,866
U.S. Treasury Bond	3.13	5-15-2048	123,000	141,056
U.S. Treasury Bond	3.38	5-15-2044	110,000	130,221
U.S. Treasury Bond	3.38	11-15-2048	135,000	162,132
U.S. Treasury Bond	3.50	2-15-2039	29,000	34,774
U.S. Treasury Bond	3.63	8-15-2043	88,000	108,010
U.S. Treasury Bond	3.63	2-15-2044	113,000	138,919
U.S. Treasury Bond	3.75	8-15-2041	36,000	44,771
U.S. Treasury Bond	3.75	11-15-2043	110,000	137,586
U.S. Treasury Bond	3.88	8-15-2040	37,000	46,652
U.S. Treasury Bond	4.25	5-15-2039	31,000	40,727
U.S. Treasury Bond	4.25	11-15-2040	40,000	52,922
U.S. Treasury Bond	4.38	2-15-2038	18,000	23,808
U.S. Treasury Bond	4.38	11-15-2039	35,000	46,780
U.S. Treasury Bond	4.38	5-15-2040	35,000	46,921
U.S. Treasury Bond	4.38	5-15-2041	33,000	44,449
U.S. Treasury Bond	4.50	2-15-2036	26,000	34,395
U.S. Treasury Bond	4.50	5-15-2038	21,000	28,183
U.S. Treasury Bond	4.50	8-15-2039	33,000	44,689
U.S. Treasury Bond	4.63	2-15-2040	38,000	52,406
U.S. Treasury Bond	4.75	2-15-2037	13,000	17,780
U.S. Treasury Bond	4.75	2-15-2041	44,000	61,947
U.S. Treasury Bond	5.00	5-15-2037	17,000	23,870
U.S. Treasury Bond	5.25	11-15-2028	45,000	57,294
U.S. Treasury Bond	5.25	2-15-2029	33,000	42,218
U.S. Treasury Bond	5.38	2-15-2031	31,000	41,471
U.S. Treasury Bond	5.50	8-15-2028	35,000	44,967
U.S. Treasury Bond	6.13	11-15-2027	49,000	64,069
U.S. Treasury Bond	6.13	8-15-2029	25,000	34,060
U.S. Treasury Bond	6.25	5-15-2030	21,000	29,306
U.S. Treasury Bond	6.38	8-15-2027	21,000	27,639
U.S. Treasury Bond	6.88	8-15-2025	21,000	26,540
See accompanying notes to portfolio of investments

14  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.13%	11-30-2022	$ 178,000	$ 177,965
U.S. Treasury Note	0.13	5-15-2023	117,000	116,845
U.S. Treasury Note	0.13	7-15-2023	123,000	122,760
U.S. Treasury Note	0.13	8-15-2023	128,000	127,705
U.S. Treasury Note	0.13	9-15-2023	143,000	142,609
U.S. Treasury Note	0.13	10-15-2023	146,000	145,521
U.S. Treasury Note	0.25	4-15-2023	119,000	119,172
U.S. Treasury Note	0.25	6-15-2023	122,000	122,138
U.S. Treasury Note	0.25	11-15-2023	172,000	171,913
U.S. Treasury Note	0.25	5-31-2025	132,000	129,484
U.S. Treasury Note	0.25	6-30-2025	142,000	139,127
U.S. Treasury Note	0.25	7-31-2025	147,000	143,796
U.S. Treasury Note	0.25	8-31-2025	153,000	149,438
U.S. Treasury Note	0.25	10-31-2025	176,000	171,373
U.S. Treasury Note	0.38	4-30-2025	126,000	124,420
U.S. Treasury Note	0.38	11-30-2025	181,000	177,048
U.S. Treasury Note	0.38	7-31-2027	134,000	126,583
U.S. Treasury Note	0.38	9-30-2027	155,000	145,863
U.S. Treasury Note	0.50	3-15-2023	104,000	104,674
U.S. Treasury Note	0.50	3-31-2025	120,000	119,236
U.S. Treasury Note	0.50	4-30-2027	98,000	93,858
U.S. Treasury Note	0.50	5-31-2027	111,000	106,096
U.S. Treasury Note	0.50	6-30-2027	122,000	116,429
U.S. Treasury Note	0.50	8-31-2027	142,000	134,978
U.S. Treasury Note	0.50	10-31-2027	168,000	159,121
U.S. Treasury Note	0.63	3-31-2027	81,000	78,314
U.S. Treasury Note	0.63	11-30-2027	179,000	170,693
U.S. Treasury Note	0.63	5-15-2030	178,000	161,980
U.S. Treasury Note	0.63	8-15-2030	222,000	201,188
U.S. Treasury Note	0.88	11-15-2030	132,000	122,079
U.S. Treasury Note	1.13	2-28-2025	118,000	120,222
U.S. Treasury Note	1.13	2-28-2027	47,000	46,870
U.S. Treasury Note	1.25	7-31-2023	67,000	68,612
U.S. Treasury Note	1.25	8-31-2024	104,000	106,702
U.S. Treasury Note	1.38	2-15-2023	82,000	83,867
U.S. Treasury Note	1.38	6-30-2023	64,000	65,680
U.S. Treasury Note	1.38	8-31-2023	124,000	127,444
U.S. Treasury Note	1.38	9-30-2023	90,000	92,549
U.S. Treasury Note	1.38	1-31-2025	105,000	108,035
U.S. Treasury Note	1.38	8-31-2026	95,000	96,644
U.S. Treasury Note	1.50	1-31-2022	128,000	129,520
U.S. Treasury Note	1.50	1-15-2023	79,000	80,898
U.S. Treasury Note	1.50	2-28-2023	126,000	129,209
U.S. Treasury Note	1.50	3-31-2023	126,000	129,347
U.S. Treasury Note	1.50	9-30-2024	108,000	111,721
U.S. Treasury Note	1.50	10-31-2024	114,000	117,901
U.S. Treasury Note	1.50	11-30-2024	122,000	126,146
U.S. Treasury Note	1.50	8-15-2026	102,000	104,454
U.S. Treasury Note	1.50	1-31-2027	98,000	99,937
U.S. Treasury Note	1.50	2-15-2030	209,000	206,428
U.S. Treasury Note	1.63	8-15-2022	117,000	119,409
U.S. Treasury Note	1.63	8-31-2022	151,000	154,197
U.S. Treasury Note	1.63	11-15-2022	150,000	153,592
U.S. Treasury Note	1.63	12-15-2022	104,000	106,624
U.S. Treasury Note	1.63	4-30-2023	66,000	67,970
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  15

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.63%	5-31-2023	$ 64,000	$ 65,968
U.S. Treasury Note	1.63	10-31-2023	90,000	93,168
U.S. Treasury Note	1.63	2-15-2026	102,000	105,482
U.S. Treasury Note	1.63	5-15-2026	105,000	108,441
U.S. Treasury Note	1.63	9-30-2026	97,000	99,918
U.S. Treasury Note	1.63	10-31-2026	94,000	96,728
U.S. Treasury Note	1.63	11-30-2026	97,000	99,758
U.S. Treasury Note	1.63	8-15-2029	157,000	157,558
U.S. Treasury Note	1.75	2-28-2022	129,000	130,955
U.S. Treasury Note	1.75	3-31-2022	128,000	130,130
U.S. Treasury Note	1.75	4-30-2022	126,000	128,254
U.S. Treasury Note	1.75	5-15-2022	111,000	113,047
U.S. Treasury Note	1.75	5-31-2022	149,000	151,846
U.S. Treasury Note	1.75	6-30-2022	149,000	152,038
U.S. Treasury Note	1.75	9-30-2022	144,000	147,476
U.S. Treasury Note	1.75	1-31-2023	129,000	132,749
U.S. Treasury Note	1.75	5-15-2023	113,000	116,717
U.S. Treasury Note	1.75	7-31-2024	110,000	114,739
U.S. Treasury Note	1.75	12-31-2024	99,000	103,277
U.S. Treasury Note	1.75	12-31-2026	99,000	102,457
U.S. Treasury Note	1.75	11-15-2029	178,000	180,107
U.S. Treasury Note	1.88	1-31-2022	157,000	159,367
U.S. Treasury Note	1.88	2-28-2022	153,000	155,504
U.S. Treasury Note	1.88	3-31-2022	153,000	155,737
U.S. Treasury Note	1.88	4-30-2022	153,000	155,934
U.S. Treasury Note	1.88	5-31-2022	128,000	130,640
U.S. Treasury Note	1.88	7-31-2022	149,000	152,486
U.S. Treasury Note	1.88	8-31-2022	142,000	145,506
U.S. Treasury Note	1.88	9-30-2022	144,000	147,752
U.S. Treasury Note	1.88	10-31-2022	143,000	146,916
U.S. Treasury Note	1.88	8-31-2024	125,000	130,928
U.S. Treasury Note	1.88	6-30-2026	98,000	102,410
U.S. Treasury Note	1.88	7-31-2026	99,000	103,409
U.S. Treasury Note	2.00	12-31-2021	155,000	157,228
U.S. Treasury Note	2.00	2-15-2022	133,000	135,244
U.S. Treasury Note	2.00	7-31-2022	144,000	147,617
U.S. Treasury Note	2.00	10-31-2022	143,000	147,195
U.S. Treasury Note	2.00	11-30-2022	129,000	132,976
U.S. Treasury Note	2.00	2-15-2023	118,000	122,038
U.S. Treasury Note	2.00	4-30-2024	123,000	129,097
U.S. Treasury Note	2.00	5-31-2024	123,000	129,164
U.S. Treasury Note	2.00	6-30-2024	123,000	129,232
U.S. Treasury Note	2.00	2-15-2025	289,000	304,387
U.S. Treasury Note	2.00	8-15-2025	220,000	231,816
U.S. Treasury Note	2.00	11-15-2026	170,000	178,367
U.S. Treasury Note	2.13	12-31-2021	126,000	127,944
U.S. Treasury Note	2.13	6-30-2022	126,000	129,160
U.S. Treasury Note	2.13	12-31-2022	129,000	133,429
U.S. Treasury Note	2.13	11-30-2023	110,000	115,423
U.S. Treasury Note	2.13	2-29-2024	128,000	134,630
U.S. Treasury Note	2.13	3-31-2024	127,000	133,687
U.S. Treasury Note	2.13	7-31-2024	123,000	129,827
U.S. Treasury Note	2.13	9-30-2024	118,000	124,647
U.S. Treasury Note	2.13	11-30-2024	119,000	125,791
U.S. Treasury Note	2.13	5-15-2025	234,000	247,693
See accompanying notes to portfolio of investments

16  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.13%	5-31-2026	$ 97,000	$ 102,627
U.S. Treasury Note	2.25	12-31-2023	127,000	133,777
U.S. Treasury Note	2.25	1-31-2024	127,000	133,925
U.S. Treasury Note	2.25	4-30-2024	120,000	126,867
U.S. Treasury Note	2.25	10-31-2024	121,000	128,383
U.S. Treasury Note	2.25	11-15-2024	290,000	307,751
U.S. Treasury Note	2.25	12-31-2024	118,000	125,370
U.S. Treasury Note	2.25	11-15-2025	219,000	233,209
U.S. Treasury Note	2.25	3-31-2026	99,000	105,396
U.S. Treasury Note	2.25	2-15-2027	196,000	208,173
U.S. Treasury Note	2.25	8-15-2027	101,000	107,048
U.S. Treasury Note	2.25	11-15-2027	99,000	104,797
U.S. Treasury Note	2.38	1-31-2023	144,000	149,839
U.S. Treasury Note	2.38	2-29-2024	84,000	88,965
U.S. Treasury Note	2.38	8-15-2024	289,000	307,571
U.S. Treasury Note	2.38	4-30-2026	98,000	104,944
U.S. Treasury Note	2.38	5-15-2027	164,000	175,281
U.S. Treasury Note	2.38	5-15-2029	90,000	95,639
U.S. Treasury Note	2.50	3-31-2023	83,000	86,868
U.S. Treasury Note	2.50	8-15-2023	102,000	107,518
U.S. Treasury Note	2.50	1-31-2024	103,000	109,333
U.S. Treasury Note	2.50	5-15-2024	281,000	299,485
U.S. Treasury Note	2.50	1-31-2025	116,000	124,405
U.S. Treasury Note	2.50	2-28-2026	97,000	104,446
U.S. Treasury Note	2.63	2-28-2023	146,000	152,849
U.S. Treasury Note	2.63	6-30-2023	83,000	87,520
U.S. Treasury Note	2.63	12-31-2023	97,000	103,180
U.S. Treasury Note	2.63	3-31-2025	114,000	122,902
U.S. Treasury Note	2.63	12-31-2025	97,000	104,965
U.S. Treasury Note	2.63	1-31-2026	95,000	102,845
U.S. Treasury Note	2.63	2-15-2029	181,000	195,777
U.S. Treasury Note	2.75	4-30-2023	82,000	86,356
U.S. Treasury Note	2.75	5-31-2023	82,000	86,523
U.S. Treasury Note	2.75	7-31-2023	80,000	84,713
U.S. Treasury Note	2.75	8-31-2023	145,000	153,791
U.S. Treasury Note	2.75	11-15-2023	134,000	142,700
U.S. Treasury Note	2.75	2-15-2024	217,000	232,071
U.S. Treasury Note	2.75	2-28-2025	121,000	130,964
U.S. Treasury Note	2.75	6-30-2025	119,000	129,110
U.S. Treasury Note	2.75	8-31-2025	122,000	132,513
U.S. Treasury Note	2.75	2-15-2028	189,000	206,150
U.S. Treasury Note	2.88	9-30-2023	148,000	157,695
U.S. Treasury Note	2.88	10-31-2023	84,000	89,637
U.S. Treasury Note	2.88	11-30-2023	76,000	81,237
U.S. Treasury Note	2.88	4-30-2025	114,000	124,135
U.S. Treasury Note	2.88	5-31-2025	117,000	127,471
U.S. Treasury Note	2.88	7-31-2025	118,000	128,712
U.S. Treasury Note	2.88	11-30-2025	96,000	104,970
U.S. Treasury Note	2.88	5-15-2028	178,000	195,668
U.S. Treasury Note	2.88	8-15-2028	190,000	208,985
U.S. Treasury Note	3.00	9-30-2025	121,000	132,840
U.S. Treasury Note	3.00	10-31-2025	76,000	83,472
U.S. Treasury Note	3.13	11-15-2028	226,000	252,740
U.S. Treasury Note	6.00	2-15-2026	42,000	52,262
U.S. Treasury Note	6.25	8-15-2023	17,000	19,424
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  17

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	6.50%	11-15-2026	$ 28,000	$ 36,298
U.S. Treasury Note	6.63	2-15-2027	18,000	23,642
U.S. Treasury Note	6.75	8-15-2026	21,000	27,298
U.S. Treasury Note	7.13	2-15-2023	24,000	27,142
U.S. Treasury Note	7.25	8-15-2022	24,000	26,355
U.S. Treasury Note	7.50	11-15-2024	22,000	27,540
U.S. Treasury Note	7.63	11-15-2022	12,000	13,462
U.S. Treasury Note	7.63	2-15-2025	20,000	25,393
Total U.S. Treasury securities (Cost $26,863,159)				27,715,789

		Yield	Shares
Short-term investments: 2.98%
Investment companies: 2.98%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	2,362,179	2,362,179
Total Short-term investments (Cost $2,362,179)				2,362,179
Total investments in securities (Cost $51,052,723)	97.87%			77,619,700
Other assets and liabilities, net	2.13			1,691,907
Total net assets	100.00%			$79,311,607

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

18  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Common stocks
Financials
Banks
Wells Fargo & Company	$187,086	$0	$(12,575)	$3,574	$50,983	$229,068	0.29%	5,863	$619
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	11,350	4,675	(16,025)	0	0	0		0	1#
Wells Fargo Government Money Market Fund Select Class	898,399	3,507,836	(2,044,056)	0	0	2,362,179		2,362,179	145
						2,362,179	2.98
				$3,574	$50,983	$2,591,247	3.27%		$765

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	29	6-18-2021	$5,744,268	$5,752,730	$8,462	$0
U.S. Treasury Bond	1	6-21-2021	160,050	154,594	0	(5,456)
U.S. Ultra Treasury Bond	3	6-21-2021	556,813	543,656	0	(13,157)
2-Year U.S. Treasury Notes	3	6-30-2021	662,398	662,180	0	(218)
5-Year U.S. Treasury Notes	9	6-30-2021	1,115,508	1,110,586	0	(4,922)
Short
10-Year U.S. Treasury Notes	(16)	6-21-2021	(2,125,351)	(2,095,000)	30,351	0
					$38,813	$(23,753)
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  19

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20  |  Wells Fargo VT Index Asset Allocation Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,196,031	$0	$0	$5,196,031
Consumer discretionary	5,947,121	0	0	5,947,121
Consumer staples	2,913,466	0	0	2,913,466
Energy	1,330,527	0	0	1,330,527
Financials	5,379,285	0	0	5,379,285
Health care	6,168,613	0	0	6,168,613
Industrials	4,213,069	0	0	4,213,069
Information technology	12,676,953	0	0	12,676,953
Materials	1,278,377	0	0	1,278,377
Real estate	1,169,059	0	0	1,169,059
Utilities	1,269,231	0	0	1,269,231
U.S. Treasury securities	27,715,789	0	0	27,715,789
Short-term investments
Investment companies	2,362,179	0	0	2,362,179
	77,619,700	0	0	77,619,700
Futures contracts	38,813	0	0	38,813
Total assets	$77,658,513	$0	$0	$77,658,513
Liabilities
Futures contracts	$23,753	$0	$0	$23,753
Total liabilities	$23,753	$0	$0	$23,753
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three month ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Index Asset Allocation Fund  |  21